Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (loss) for the year	R$ 5,200,583	R$ 111,229	R$ (853,058)
Items that will not be subsequently reclassified to the statement of income
Actuarial (losses)/gains on defined benefit plan from investments in subsidiaries	903	(12)	87
Actuarial (losses)/gains on defined benefit pension plan	413	(203,022)	(219,417)
Income tax and social contribution on actuarial (losses) gains on defined benefit pension plan	0	(1,073)	(2,619)
Items that will not be subsequently reclassified to the statement of income	1,316	(204,107)	(221,949)
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	(87,101)	170,342	(486,890)
Fair Value through other comprehensive income	(1,559,680)	847,849	711,942
(Loss)/Gain on percentage change in percentage of investments	(105)	2,814	1,299
(Loss) gain on cash flow hedge accounting	(1,415,962)	(50,987)	1,005,968
Cash Flow hedge reclassified to income statement	370,191	92,140	77,444
(Loss) /gain on hedge of net investments in foreign subsidiaries	(21,852)	(39,893)	77,952
(Loss) / gain on business combination	(651)	4,415	0
Items that could be subsequently reclassified to the statement of income	(2,715,160)	1,026,680	1,387,715
Other comprehensive income	(2,713,844)	822,573	1,165,766
Comprehensive income (loss) for the year	2,486,739	933,802	312,708
Attributable to:
Attributed to owners of the Company	2,360,292	832,845	231,019
Attributed to non-controlling interests	R$ 126,447	R$ 100,957	R$ 81,689